Deconsolidation of dynamic indonesia holdings limited (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 29, 2024	Jul. 30, 2024	Mar. 31, 2021	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 13, 2020
Deconsolidation, gain loss, amount		$ 1
Purchase of the sale shares		31,240,525
Recognized gain on sale	$ 20,500,000
Sale proceeds
Net liabilities	$ 20,400,000
Due from related party				$ 89,029			$ 100,144
Seamless Group Inc [Member]
Due from related party							26,000,000
Seamless Group Inc [Member] | Dynamic Indonesia Holdings Ltd [Member]
Deconsolidation, related party, description			In March 2021, the third party has converted that borrowing into 51% of the equity interest in Dynamic Indonesia Holdings Limited.
Ownership percentage			51.00%
Related Party [Member]
Due from related party				$ 560,823	$ 449,094	$ 560,823	7,287,376
Related Party [Member] | Seamless Group Inc [Member]
Due from related party							$ 7,287,376	$ 4,483,228
Dynamic Indonesia Holdings Limited [Member] | Related Party [Member] | Seamless Group Inc [Member]
Due from related party									$ 1,000,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | GEA Holdings Limited [Member]
Concentration risk percentage				19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | TNG (Asia) Limited [Member]
Concentration risk percentage				10.00%